Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 343,276	$ 2,680,398	$ 4,074,594
Less: allowance for doubtful accounts / credit losses	(200,790)	(1,567,825)	(1,495,119)
Accounts receivable, net	$ 142,486	$ 1,112,573	$ 2,579,475